Segmented Information - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cultivation Segment [Member]
Disclosure of operating segments [line items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	621,223	(1,003,932)
Total loss on discontinued operations	(827,620)	(28,562,693)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(206,397)	(29,566,625)
Total assets for reportable segments	17,785	7,421,320
Elimination of inter segment assets
Segments’ assets	17,785	7,421,320
Total liabilities for reportable segments	883,397	16,163,821
Elimination of inter segment liabilities	(750,234)	(10,214,029)
Entity’s liabilities	133,163	5,949,792
Distribution Segment [Member]
Disclosure of operating segments [line items]
Total revenues	836,664	423,683
Elimination of inter segment revenue
Total revenue	836,664	423,683
Total profit or loss for reportable segments	43,414	(355,688)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (loss) before income tax expense	43,414	(355,688)
Total assets for reportable segments	1,052,080	19,962,714
Elimination of inter segment assets		(19,131,000)
Segments’ assets	1,052,080	831,714
Total liabilities for reportable segments	11,169,051	31,223,085
Elimination of inter segment liabilities	(10,142,840)	(29,908,380)
Entity’s liabilities	1,026,211	1,314,705
Corporate Segment [Member]
Disclosure of operating segments [line items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(3,933,046)	(2,352,757)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(3,933,046)	(2,352,757)
Total assets for reportable segments	52,703,643	13,716,171
Elimination of inter segment assets	(45,859,425)	(13,129,212)
Segments’ assets	6,844,218	586,959
Total liabilities for reportable segments	25,958,535	(25,505,597)
Elimination of inter segment liabilities	(23,480,364)	30,909,985
Entity’s liabilities	2,478,171	5,404,388
Reportable Segments [Member]
Disclosure of operating segments [line items]
Total revenues	836,664	423,683
Elimination of inter segment revenue
Total revenue	836,664	423,683
Total profit or loss for reportable segments	(3,268,409)	(3,712,377)
Total loss on discontinued operations	(827,620)	(28,562,693)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(4,096,029)	(32,275,070)
Total assets for reportable segments	53,773,508	41,100,205
Elimination of inter segment assets	(45,859,425)	(32,260,212)
Segments’ assets	7,914,083	8,839,993
Total liabilities for reportable segments	38,010,983	21,881,309
Elimination of inter segment liabilities	(34,373,438)	(9,212,424)
Entity’s liabilities	$ 3,637,545	$ 12,668,885